CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash Flows from Operating Activities
Net income	¥ 136,952	$ 21,490	¥ 229,706	¥ 573,371
Adjustment to reconcile net income to net cash provided by operating activities:
Non-cash lease expenses	41,536	6,518	48,191	27,683
Depreciation and amortization	51,884	8,142	27,129	17,215
Provision for excess and obsolete inventories	51,336	8,056	64,223	23,799
Share-based compensation	83,122	13,044	65,154	55,128
Share of results of equity method investment	(41,028)	(6,438)	4,749	1,112
Gain on disposal of property, plant and equipment	(304)	(48)	7,406	767
Gain from fair value change of long-term investments			(12,325)
Deferred income taxes	(18,694)	(2,933)	(10,442)	(27,800)
Gain from deconsolidation of a subsidiary			(56,522)
Write-off of short-term loans				5,640
Allowance for doubtful accounts	814	128
Impairment loss from short-term investments	320	50
Impairment loss from long-term investments				2,600
Realized gain from investments	(13,507)	(2,120)		(1,822)
Changes in operating assets and liabilities
Accounts receivable	(239,860)	(37,639)	(131,215)	(130,015)
Inventories	(83,126)	(13,044)	(410,691)	(432,983)
Prepaid expenses and other current assets	(158,829)	(24,924)	(79,957)	(32,444)
Amount due from related parties	544,599	85,460	583,457	(770,976)
Other non-current assets	8,572	1,345	(33,049)	(2,678)
Amount due to related parties	38,938	6,110	(3,584)	4,074
Accounts payable	(673,224)	(105,644)	(9,761)	935,845
Notes payable	103,795	16,288	(2,184)	(16,752)
Advance from customers	(38,272)	(6,006)	(2,189)	38,850
Income tax payable	(25,111)	(3,940)	(40,148)	13,817
Accrued expenses and other current liabilities	7,767	1,219	(149,385)	86,221
Other non-current liability	(10,115)	(1,587)	68,739	57,347
Net Cash provided by/(used in) Operating Activities	(232,435)	(36,473)	157,302	427,999
Cash Flows from Investing Activities
Purchase of property, plant and equipment	(46,055)	(7,227)	(83,554)	(34,276)
Disposal of property, plant and equipment	2,520	395
Purchase of intangible assets	(7,027)	(1,103)	(1,220)	(11,845)
Purchase of term deposits	(5,000)	(785)	(212,065)
Proceeds from maturity of term deposits	5,000	785	207,065	96,969
Loans provided to third-parties			(480)
Proceeds received from loan repayment				6,772
Purchase of long-term investments	(1,072,783)	(168,343)	(82,221)	(180,927)
Disposal of long-term investments	20,000	3,138		10,461
Dividend received from an equity method investment	113	18
Acquisition of businesses and assets, net of cash acquired of RMB7,497			(26,713)
Deconsolidation of a subsidiary	20,000	3,138	(7,701)
Capital contribution from non-controlling interest	13,943	2,188
Other investing activities			9	143
Net Cash Used in Investing Activities	(1,069,289)	(167,796)	(206,880)	(112,703)
Cash Flows from Financing Activities
Exercise of share options	5,465	858		933
Bank borrowings	1,473,567	231,235	1,207,793
Repayment of bank borrowings	(953,387)	(149,607)	(643,122)	(20,000)
Repurchase of ordinary shares	(13,763)	(2,160)
Reverse factoring	39,195	6,151
Net proceeds from the secondary offering				49,214
Deemed dividend to shareholders				(4,538)
Net Cash Provided by Financing Activities	551,077	86,477	564,671	25,609
Net increase in cash and cash equivalents and restricted cash	(750,647)	(117,793)	515,093	340,905
Effect of exchange rate changes	(15,564)	(2,442)	(43,334)	11,274
Cash and cash equivalents and restricted cash at beginning of the year	2,275,750	357,115	1,803,991	1,451,812
Cash and cash equivalents and restricted cash at end of the year	1,509,539	236,880	2,275,750	1,803,991
Supplemental disclosure of cash flow information
Income tax paid	74,377	11,671	82,406	91,732
Interest paid	47,132	7,396	14,858	286
Non-cash investing and financing activity
Payable for Intangible asset	1,031	162	1,641	16
Receivable from the disposal of a subsidiary	2,500	392	22,500
Conversion from convertible bond to equity interest investment			8,393	15,800
Disposal of previous equity interest in exchange for acquisition			87,716
Forgiveness of loan related to acquisition			13,711
Non-monetary exchange of convertible bond to intangible assets				8,019
Non-monetary transaction of exchanging loan for Intangible assets				9,957
Payable for property, plant and equipment	306	48	¥ 173	¥ 351
Payable for repurchasing of ordinary shares	¥ 8,044	$ 1,262